Stock Based Compensation (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended									1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jul. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Plan, shares of common stock reserved for issuance															539,209
Stock based compensation	$ 17,273	$ 31,000	$ 27,273	$ 31,000	$ 40,000										$ 18,000
Expected life in years																2 years	6 years 6 months
Dividend rate															0.00%
Risk free interest rate, minimum															1.00%
Risk free interest rate, maximum															2.50%
Volatility															60.00%
Aggregate intrinsic value of options outstanding															0
Aggregate intrinsic value of exercisable options															0
Exercise price								$ 0.91	$ 0.91	$ 0.91	$ 1.01	$ 1.01	$ 1.01	$ 0.91		$ 0.91	$ 1.01
Common stock issued during period															134,243
Option vesting period															3 years
Incremental compensation expense														22,000
Value of granted stock-based awards issued during period			11,522	9,020
Unrecognized compensation cost related to unvested stock-based awards	$ 77,000		$ 77,000		$ 0										$ 93,000
Unrecognized compensation cost, recognition period			1 year 6 months 18 days												2 years 5 months 12 days
Stock-based awards granted as percentage of outstanding shares	0.25%	0.44%	0.25%	0.44%	0.00%